Summary of Significant Accounting Policies (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Basis of Presentation and Principles of Consolidation
Basis of Presentation and Principles of Consolidation
The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). All intercompany accounts and transactions have been eliminated.
The significant accounting policies described below, together with other notes that follow, are an integral part of the condensed consolidated financial statements.
In connection with the closing of the Business Combination, whereby Legacy Amprius was determined as the accounting acquirer for accounting and reporting purposes, the historical financial statements of Legacy Amprius became the historical financial statements of the combined company and no goodwill or other intangible assets were recorded. As a result, the accompanying condensed consolidated financial statements reflect (i) the assets and liabilities of Legacy Amprius at their historical cost; (ii) the historical operating results of Legacy Amprius prior to the Business Combination; and (iii) Legacy Amprius’ equity structure, which has been retroactively restated in the comparative period to reflect the number of shares of the Company’s common stock issued to Legacy Amprius stockholders. As such, the shares, corresponding capital amounts, and net loss per share related to Legacy Amprius common stock have been retroactively restated to reflect the effect of the exchange ratio of 1.45590 (the “Exchange Ratio”) established in the Business Combination.
Prior to the Business Combination, our financial statements were presented on a carve-out
basis using our historical results of operations and historical basis of assets and liabilities derived from the accounting records of our majority stockholder, Amprius, Inc. (“Amprius Holdings”), adjusted as necessary to conform with U.S.

GAAP. The underlying assumptions in our presentation of our financial statements prior to the Business Combination include:

•	Balance sheet includes all of our owned assets, assets assigned or contributed by Amprius Holdings, and liabilities incurred by Amprius Holdings on our behalf.

•	Statement of operations reflects all activities directly attributable to us, which include an allocation of certain general and administrative expenses of Amprius Holdings.

•
Certain general and administrative expenses of Amprius Holdings, such as the payroll-related expenses for two executive employees, legal, tax, insurance and accounting fees, were shared between us, Amprius Holdings and its other subsidiaries. Since those two executive employees provided us and Amprius Holdings’ other subsidiaries with governance and management oversight, those shared expenses were allocated between us and Amprius Holdings’ other subsidiaries. The level of effort spent by Amprius Holdings’ executives was not correlated with the level of our business activity, revenue or other financial operating metrics and of Amprius Holdings’ other subsidiaries. As a result, those shared expenses were allocated equally between us and Amprius Holdings’ other subsidiaries.

•
Prior to the distribution of Amprius Holdings’ other subsidiaries in January 2022 and February 2022, the shared expenses of Amprius Holdings were allocated equally between us and Amprius Holdings’ other subsidiaries. After February 2022, those expenses were fully allocated to us.

Management believes that the assumptions described above, including the allocation of certain shared expenses, are reasonable and consistently applied for all periods presented prior to the Business Combination. However, the financial statements of that were presented prior to the Business Combination may not be indicative of our future performance and do not necessarily reflect what the financial position, results of operations and cash flows would have been had we operated as a separate and standalone entity.

Basis of Presentation and Principles of Consolidation
The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). All intercompany accounts and transactions have been eliminated.
In connection with the closing of the Business Combination, whereby Legacy Amprius was determined as the accounting acquirer for accounting and reporting purposes, the historical financial statements of Legacy Amprius became the historical financial statements of the combined company and no goodwill or other intangible assets were recorded. As a result, the accompanying consolidated financial statements reflect (i) the assets and liabilities of Legacy Amprius at their historical cost; (ii) the historical operating results of Legacy Amprius prior to the Business Combination; and (iii) Legacy Amprius’ equity structure, which has been retroactively restated in the comparative period up to the Closing Date to reflect the number of shares of the Company’s common stock issued to Legacy Amprius stockholders. As such, the shares, corresponding capital amounts, and net loss per share related to Legacy Amprius common stock have been retroactively restated to reflect the effect of the exchange ratio of 1.45590 (the “Exchange Ratio”) established in the Business Combination.
Prior to the Business Combination, the financial statements of the Company were presented on a carve-out
basis using its historical results of operations and historical basis of assets and liabilities derived from the accounting records of Amprius Holdings, adjusted as necessary to conform with U.S. GAAP. The underlying assumptions in the Company’s presentation of its financial statements prior to the Business Combination include:

•	Balance sheets include all of the Company’s owned assets, assets assigned or contributed by Amprius Holdings, and liabilities incurred by Amprius Holdings on behalf of the Company.

•	Statements of operations reflect all activities directly attributable to the Company, which include an allocation of certain general and administrative expenses of Amprius Holdings.

•
Certain general and administrative expenses of Amprius Holdings, such as the payroll-related expenses for two executive employees, legal, tax, insurance and accounting fees, were shared between the Company, Amprius Holdings and its other subsidiaries. Since those two executive employees provided the Company and Amprius Holdings’ other subsidiaries with governance and management oversight, those shared expenses were allocated between the Company and Amprius Holdings’ other subsidiaries. The level of effort spent by Amprius Holdings’ executives was not correlated with the level of activity, revenue or other financial operating metrics of the Company and Amprius Holdings’ other subsidiaries. As a result, those shared expenses were allocated equally between the Company and Amprius Holdings’ other subsidiaries.

•
Prior to the distribution of Amprius Holdings’ other subsidiaries in January 2022 and February 2022, the shared expenses of Amprius Holdings were allocated equally between the Company and Amprius Holdings’ other subsidiaries. After February 2022, those expenses were fully allocated to the Company.

Management believes that the assumptions described above, including the allocation of certain shared expenses, are reasonable and consistently applied for all periods presented prior to the Business Combination. However, the financial statements of the Company that were presented prior to the Business Combination may not be indicative of the Company’s future performance and do not necessarily reflect what the financial position, results of operations and cash flows would have been had the Company operated as a separate and standalone entity.
The significant accounting policies described below, together with other notes that follow, are an integral part of the consolidate financial statements.

Unaudited Interim Condensed Consolidated Financial Statements
Unaudited Interim Condensed Consolidated Financial Statements
The condensed consolidated balance sheet as of December 31, 2022, which has been derived from our audited financial statements as filed in our Annual Report on Form
10-K
with the Securities and Exchange Commission (“SEC”) on March 30, 2023, and the unaudited interim condensed consolidated financial statements have been prepared in accordance with U.S. GAAP and applicable rules and regulations of the SEC regarding interim financial reporting. Any reference in these notes to applicable accounting guidance is meant to refer to the authoritative U.S. GAAP included in the Accounting Standards Codification (“ASC”), and Accounting Standards Updates (“ASU”) issued by the Financial Accounting Standards Board (“FASB”). The condensed consolidated financial statements have been prepared on a basis consistent with the audited financial statements. In management’s opinion, all adjustments made were normal or recurring in nature and necessary for the fair statement of our financial position as of March 31, 2023 and our results of operations and cash flows during the three months ended March 31, 2023 and 2022. The financial data and other financial information disclosed in the notes to these condensed consolidated financial statements are also unaudited. The results of operations during the three months ended March 31, 2023 are not necessarily indicative of the results to be expected for the full fiscal year or any other period.
Certain information and note disclosures normally included in annual financial statements prepared in accordance with U.S. GAAP have been condensed or omitted pursuant to those rules and regulations, although we believe that the disclosures made are adequate to make the information not misleading.

Emerging Growth Company
Emerging Growth Company
We are an emerging growth company as defined in Section 2(a) of the Securities Act of 1933 (as amended) (“Securities Act”), and we may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies. Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised accounting standards until private companies are required to comply with such standards. The JOBS Act provides that an emerging growth company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging
growth companies but any such election to opt out is irrevocable. We have elected to not opt out of such extended transition period. This means that when a standard is issued or revised and it has different application dates for public or private companies, we, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt such new or revised standard unless we are no longer deemed an emerging growth company. As a result, the accompanying condensed consolidated financial statements may not be comparable to companies that comply with the new or revised accounting pronouncements as of public company effective dates.
Use of Estimates
Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. These estimates are based on current facts, historical experience and various other factors believed to be reasonable under the circumstances; the results of which form the basis for making judgements that are not readily apparent from other sources. Actual results could materially differ from management estimates using different assumptions or under different conditions.
Our significant accounting estimates include useful lives of property, plant and equipment; valuation of deferred taxes; lower of cost or net realizable adjustment of inventory;
carve-out
of financial statements including the allocation of assets, liabilities and expenses prior to the Business Combination; incremental borrowing rate used in calculating lease obligations and right-of-use
assets; and fair value of common stock prior to the Business Combination and other inputs used to value stock-based compensation awards.

Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. These estimates are based on current facts, historical experience and various other factors believed to be reasonable under the circumstances; the results of which form the basis for making judgements that are not readily apparent from other sources. Actual results could materially differ from management estimates using different assumptions or under different conditions.
Significant accounting estimates made by the Company include useful lives of property, plant and equipment, valuation of deferred taxes, lower of cost or net realizable adjustment of inventory, carve-out
of financial statements including the allocation of assets, liabilities and expenses prior to the Business Combination, incremental borrowing rate used in calculating lease obligations and right-of-use
assets, and fair value of common stock prior to the Business Combination and other inputs used to value stock-based compensation awards.

Restricted Cash
Restricted Cash
Restricted cash pertains to cash collateral required by our lessor to satisfy a letter of credit requirement under our lease agreement. Restricted cash, which is included in other assets in the accompanying condensed consolidated balance sheets, was $56 thousand as of March 31, 2023 and December 31, 2022.

Cash, Cash Equivalents and Restricted Cash
Cash consists of bank deposits and cash equivalent consists of a money market fund with original maturity of less than 90 days from the date of purchase.
Restricted cash pertains to cash collateral required by the Company’s lessor to satisfy a letter of credit requirement under its lease agreement. As of December 31, 2022, restricted cash was $56 thousand and is included in other assets in the accompanying consolidated balance sheet.

Concentration of Credit Risk
Concentration of Credit Risk
Accounts receivable mainly consist of amounts due from U.S. government agencies or sponsored entities and large public entities which limits our credit risk. Through March 31, 2023, we have not experienced any credit losses.
During the three months ended March 31, 2023, three customers represented 34%, 23% and 19% of our revenue. During the three months ended March 31, 2022, three customers represented 40%, 31% and 19% of our revenue.

As of March 31, 2023 and December 31, 2022, two and three customers represented 65% and 88%, respectively, of our total accounts receivable.

Concentration of Credit Risk
Financial instruments that potentially subject the Company to concentration of credit risk consist of cash, cash equivalents, restricted cash and accounts receivable. The Company maintains its cash, cash equivalents and restricted cash with major financial institutions that may at times exceed federally insured limits. The Company has not experienced losses on its financial assets held in these financial institutions. Management believes that these financial institutions are financially sound with minimal credit risk.
Accounts receivable consist mainly of amounts due from U.S. government agencies or sponsored entities and large public entities which limits the Company’s credit risk. Through December 31, 2022, the Company has not experienced any credit losses.
During the year ended December 31, 2022, four customers individually represented 24%, 20%, 18% and 11% of the Company’s revenue. During the year ended December 31, 2021, two customers individually represented 56% and 24% of the Company’s revenue.
As of December 31, 2022 and 2021, three and five customers represented 88% and 96%, respectively, of the Company’s total accounts receivable.

Segment Reporting
Segment Reporting
We have determined that the Chief Executive Officer is our Chief Operating Decision Maker (“CODM”). The CODM reviews financial information presented on an aggregate basis for the purposes of assessing our performance and making decisions on how to allocate resources. Accordingly, we have determined that we operate in a single operating and reportable segment. All of our revenues are geographically earned in the United States and our property, plant and equipment are located in the United States.

Segment Reporting
The Company has determined that the Chief Executive Officer is its Chief Operating Decision Maker (CODM). The CODM reviews financial information presented on an aggregate basis for the purposes of assessing the Company’s performance and making decisions on how to allocate resources. Accordingly, the Company has determined that it operates in a single operating and reportable segment. All of the Company’s revenues are geographically earned in the United States and all property, plant and equipment is located in the United States.

Recently Adopted Accounting Standard
Recently Adopted Accounting Standard
On January 1, 2023, we adopted FASB ASU
2016-13,
Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments,
and related amendment under ASU
2019-10,
which requires that credit losses on financial assets, such as trade and other receivables, be recognized as allowance for losses. Credit losses on trade and other receivables will reflect the current estimate of the expected credit losses that generally will result in the earlier recognition of allowances for losses. The adoption of this ASU did not have a material impact on our condensed consolidated financial statements.

Recently Adopted Accounting Standards
In February 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”)
2016-02,
Leases,
and subsequent amendments to the initial guidance: ASU
2017-13,
ASU 2018-10,
ASU 2018-11,
ASU
2018-20
and ASU
2019-01
(collectively, “Topic 842”). Under Topic 842, lessees are required to recognize leases on their balance sheet as an ROU asset and a lease liability. In addition,

lessees are required to classify leases as either operating or finance leases, with classification affecting the pattern and classification of expense recognition in the statement of operations.
The Company adopted Topic 842 using the modified retrospective method effective January 1, 2022. Under this approach, the Company is not required to restate or disclose the effects of applying Topic 842 for comparative periods. Upon adoption of Topic 842, the Company has elected to apply the package of practical expedients of not reassessing the following: (i) whether any expired or existing contracts are, or contain, leases, (ii) the lease classification for any expired or existing leases, and (iii) initial direct costs for any existing leases. In addition, the Company elected to apply the following policies: (i) lease arrangements with a term of 12 months or less will not be recognized as ROU assets and lease liabilities, and
(ii) non-lease
components shall not be separated from the lease components, but instead accounted for as a single lease component.
The Company had a single lease of a real estate asset, which includes the Company’s headquarters, research and development facilities, and manufacturing facilities on the date of adoption of Topic 842. Upon adoption of Topic 842, the lease continued to be classified as an operating lease and the Company recognized the following on January 1, 2022:

•
Operating lease liabilities of $3.3 million, which represented the present value of the lease payments over the remaining noncancellable lease term and the expected renewal period, discounted using the Company’s incremental borrowing rate of 7.9%;

•	Operating lease ROU assets of $3.1 million, which represented the operating lease liabilities of $3.3 million, adjusted for deferred rent of $240 thousand and prepaid rent of $43 thousand; and

•	Adjustment to accumulated deficit of $154 thousand.
The adoption of Topic 842 did not have any other impact on the Company’s balance sheet, results of operations and cash flows as of and during the year ended December 31, 2022.
In November 2021, the FASB issued ASU
2021-10,
Government Assistance
(Topic 832),
Disclosures by Business Entities About Government Assistance
, which requires business entities to provide disclosures on material government transactions for annual reporting periods. The disclosures include information around the nature of the assistance, the related accounting policies used to account for government assistance, the effect of government assistance on the entity’s financial statements, and any significant terms and conditions of the agreements, including commitments and contingencies. The Company adopted this ASU on January 1, 2022.

Fair Value Measurements
Fair Value Measurements
We had a money market fund amounting to $41.1 million and $69.4 million as of March 31, 2023 and December 31, 2022, respectively, which was measured at Level 1 fair value based on the active market price of such instrument.
We did not have assets or liabilities measured at fair value on a recurring basis using Level 2 or Level 3 inputs as of March 31, 2023 and December 31, 2022.
There were no transfers of financial instruments between Level 1, Level 2 and Level 3 during the three months ended March 31, 2023 and 2022.

Fair Value Measurement
Assets and liabilities recorded at fair value in the financial statements are categorized based upon the level of judgment associated with the inputs used to measure their fair value. Hierarchical levels, which are directly related to the amount of subjectivity, associated with the inputs to the valuation of these assets or liabilities are as follows:

Level 1	–	Inputs that are unadjusted, quoted prices in active markets for identical assets or liabilities at the measurement date.

Level 2	–
Inputs (other than quoted prices included in Level 1) that are either directly or indirectly observable for the asset or liability through correlation with market data at the measurement date and for the duration of the instrument’s anticipated life.

Level 3	–
Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities, and which reflect management’s best estimate of what market participants would use in pricing the asset or liability at the measurement date. Consideration is given to the risk inherent in the valuation technique and the risk inherent in the inputs to the model.

In determining fair value, the Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible as well as considers counterparty credit risk in its assessment of fair value.
The Company had a money market fund amounting to $69.4 million as of December 31, 2022, which was measured at Level 1 fair value based on the active market price of such instrument.
The Company did not have assets or liabilities measured at fair value on a recurring basis using Level 2 or Level 3 inputs as of December 31, 2022 and 2021.

There were no transfers of financial instruments between Level 1, Level 2 and Level 3 during the years ended December 31, 2022 and 2021.
Reclassification		Reclassification Certain accounts in the prior year financial statements were reclassified to conform with the current year presentation.
Emerging Growth Company
Emerging Growth Company
The Company is an emerging growth company as defined in Section 2(a) of the Securities Act of 1933 (as amended), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies. Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised accounting standards until private companies are required to comply with such standards. The JOBS Act provides that an emerging growth company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging
growth companies but any such election to opt out is irrevocable. The Company has elected to not opt out of such extended transition period. This means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt such new or revised standard unless the Company is no longer deemed an emerging growth company. As a result, the accompanying consolidated financial statements may not be comparable to companies that comply with the new or revised accounting pronouncements as of public company e ffectiv
e da
tes.

Revenue Recognition
Revenue Recognition
The Company recognizes revenue under Accounting Standards Codification (“ASC”) Topic 606,
Revenue from Contracts with Customers
, when a customer obtains control of promised goods or services in an amount that reflects the consideration which the Company expects to receive in exchange for those goods or services.
The Company generates revenue from both its arrangements for customization design services for the development of silicon-anode lithium-ion
battery technology and delivery of prototypes and providing finished battery products to its customers.
The customization design services generally provide design and development efforts to configure the Company’s existing battery technology towards a customer’s required specifications, including the delivery of the prototypes. The development and delivery of these battery prototypes is a single performance obligation as the individual customization activities performed through delivery of the prototype batteries are not distinct. Revenue is recognized at the point in time when control transfers to the customer upon final delivery of prototype batteries or completion of the defined service.
The Company recognizes revenue from
follow-on
orders and standalone sales of battery products to customers at the point in time that control of the product has been transferred to the customer which is generally upon shipment.
To achieve the core principle of revenue recognition, the Company applies the following steps:

1.
Identify the contract with the customer
. A contract is defined as an agreement between two or more parties that creates enforceable rights and obligations. The Company generally enters into fixed-price agreements with its customers which outline the terms of the business relationship between the customer and the Company. Additionally, the Company may receive purchase orders from customers or enter into statements of work that indicate pricing, performance and delivery obligations, progress payments (if any) and the timing for each transaction. The Company accounts for a contract when it has approval and commitment from both parties, the rights of the parties are identified, payment terms are identified, the contract has commercial substance and collectability of the consideration is probable. At contract inception, the Company also evaluates prior incomplete contracts to determine whether the contract with the customer should be combined and accounted for as a single contract with any prior contract.

2.
Identify the performance obligations in the contract
. The promises within each contract for customization design services may vary depending on the customer requirements; however, those contracts contain promises which generally include (i) custom battery design to conform with customer’s requirements, (ii) design progress reporting, (iii) development of preliminary batteries, (iv) testing of battery design and performance, and (v) delivery of final battery prototypes that meet pre-defined
customer specifications along with test results of the delivered batteries. Those promises are generally inputs to a combined output to deliver a single final prototype battery and are accounted for as a single performance obligation. Contracts for standard batteries for commercial sales are generally ready-made with no customization. Within these contracts, each battery is a distinct performance obligation.

3.
Determine the transaction price
. Payment terms for the Company’s development contracts are generally based on the achievement of defined milestones. Since revenue is generally recognized at the point in time when control transfers to the customer upon final delivery of prototype battery or completion of the service at the end of the contract as discussed below in Step 5, Recognize revenue when, or as, a performance obligation is satisfied, the variable consideration is not considered to be constrained at the inception of the contract and the transaction price equals the cumulative payments to which the Company is entitled to at the end of the contract. The Company elected to use the practical expedient to disregard the effect of the time value of money in a significant financing component when its payment terms are less than one year. In cases when there is a period of more than one year, the Company only adjusts the transaction price when the financing component is significant and beyond the mitigating effect of the progress payments.

4.
Allocate the transaction price to the performance obligations in the contract
. The transaction price is allocated to the performance obligations. The Company’s revenue contracts contain a single performance obligation; therefore, allocation is not necessary.

5.
Recognize revenue when, or as, a performance obligation is satisfied
. Under the Company’s customized design services arrangements, control generally transfers upon the completion of the battery design and delivery of the final prototype batteries. For follow-on
orders and standalone sales of battery products to customers, control generally transfers upon shipment of the product. In some instances, customers may request that the Company bill them for a product but the Company retains physical possession of the product until later delivery, commonly known as
“bill-and-hold”
arrangements. The Company has a customer that has requested an arrangement whereby the Company may store finished product until the customer’s employees arrive at a specific site for a customer flight test. The finished products for such customer are stored in a storage area that are identified separately as belonging to such customer and are ready for immediate shipment upon the customer’s request. Additionally, title and risk of loss has passed to the customer. As such, the Company does not have the ability to use the finished products or direct them to other customers. In these
“bill-and-hold”
arrangements, the Company recognizes revenue when the product is identified separately as belonging to the customer and the product is ready for delivery to the customer.

Grant revenue
Grant Revenue
The Company receives payments from the U.S. federal government under a nonrefundable expense reimbursement grant in support of its product development programs. Expense reimbursement grants entitle the Company to claim from a government entity reimbursement of certain qualified expenses incurred to date. The nature and amount of such expenses are determined by each respective grant.
The Company has concluded that government grants received are outside the scope of ASC Topic 606 because such grants do not involve a reciprocal transfer in which each party receives and sacrifices approximately commensurate value. Therefore, the grants meet the definition of a contribution and are non-exchange
transactions.
In absence of explicit US GAAP guidance on contributions received by business entities, the Company made a policy decision to apply by analogy recognition and measurement guidance in International Accounting Standard 20,
Accounting for Government Grants and Disclosure of Government Assistance
. Under this approach the Company recognizes grants at fair value only when there is reasonable assurance that the Company will comply with the conditions attaching to them, and that the grants will be received. The Company recognizes as revenue the amounts received or receivable from expense reimbursement grants to the extent, and in the period in which, the qualifying costs have been incurred.

Accounts Receivable
Accounts Receivable
Accounts receivable are recorded at the invoiced amount less any estimated allowance for doubtful accounts. An allowance for doubtful accounts is based on the Company’s assessment of the collectability of accounts by considering the age of outstanding invoices and the collection history of the customer, as well as an evaluation of potential risk of loss. A receivable deemed to be uncollectible is written off against a previously established allowance and recoveries are recognized when the cash is received. The Company does not accrue interest on past due balances and requires no collateral. The Company has not experienced any significant losses from accounts receivable. The Company had no allowance for doubtful accounts as of December 31, 2022 and 2021.

Inventories
Inventories
Inventories, which consist of raw materials,
work-in-process
and finished goods, are stated at the lower of cost or net realizable value. Cost is determined using the first-in-first-out
method. Net realizable value is determined based upon the estimated selling price of the inventory in the ordinary course of business less reasonably predictable costs of completion or disposal and transportation. The cost of raw materials, work-in-process
and finished goods generally exceeds their respective realizable value. When an inventory is adjusted to its net realizable value, a new cost basis is established and such cost is not adjusted for any potential recovery or increase in cost. Obsolete inventories are written off to cost of goods sold.

Property, Plant and Equipment, Net
Property, Plant and Equipment, Net
Property, plant and equipment are stated at cost, less accumulated depreciation and amortization. Depreciation
and
amortization are computed using the straight-line method over the estimated useful lives of the respective assets as shown below.

Pilot production equipment	4 to 7 years
Lab equipment	4 years
Furniture, fixtures and other equipment	3 to 5 years
Leasehold improvements	Lesser of their useful lives or the term of the lease
Custom assets that are being constructed are recorded as construction in progress. Depreciation for those assets begins when the construction is completed and the assets are ready for their intended use.
Expenditures for repairs and maintenance are expensed as incurred. Upon disposition, the cost and related accumulated depreciation and amortization are removed from the accounts and the resulting gain or loss is reflected in the consolidated statements of operations.

Impairment of Long-Lived Assets
Impairment of Long-Lived Assets
The Company reviews the valuation of long-lived assets, which consisted mainly of property, plant and equipment, whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. The recoverability of long-lived assets or asset groups is calculated based on the estimated undiscounted future cash flows expected to result from the use and eventual disposition of the asset. An impairment loss is recognized based on the amount by which the carrying value exceeds the fair value of the asset. Fair value is determined using the estimated cash flows discounted at a rate commensurate with the risk involved. Based on management’s assessment, there were no impairment losses recorded during the years ended December 31, 2022 and 2021.

Leases
Leases
The Company determines if an arrangement is a lease, or contains a lease, by evaluating whether there is an identified asset and whether the Company controls the use of the identified asset throughout the period of use. The Company determines the classification of the lease, whether operating or finance lease, at the lease commencement date, which is the date the Company obtains control of the leased asset.
The Company recognizes the
right-of-use
(“ROU”) assets and lease liabilities on the lease commencement date based upon the present value of the fixed lease payments over the non-cancelable
lease term, unless it is reasonably certain that any renewal or termination option will be exercised. Variable costs, such as common area maintenance fees, property insurance and property taxes, are not included in the measurement of the ROU assets and lease liabilities, but are expensed as incurred. As the implicit rate of the leases is not determinable, the Company uses an incremental borrowing rate in determining the present value of the lease payments. The Company does not recognize ROU assets on lease arrangements with a term of 12 months or less. Lease expense for such arrangements is recognized on a straight-line basis over the term of the lease. The Company accounts for lease components and non-lease
components as a single lease component. Modifications are assessed to determine whether incremental differences result in new contract terms and accounted for as a new lease or whether the additional right of use should be included in the original lease and continue to be accounted with the remaining ROU asset.
Lease liabilities are increased by interest and reduced by payments each period, and the right of use asset is amortized over the lease term. For operating leases, interest on the lease liability and the amortization of the right-of-use asset
result in straight-line rent expense over the lease term. For finance leases, interest on the lease liability and the amortization of the right-of-use asset
results in front-loaded expense over the lease term.

Warranty Liability
Warranty Liability
The Company warrants that battery cells sold to customers will meet the published or agreed upon specification. Battery cells that do not meet specification are replaced at no charge to the customer. The Company had no significant warranty claims based on its historical experience. In addition, the Company is not aware of pending warranty claims or returns of battery cells from customers as of December 31, 2022. Based on management’s assessment, the Company had not recorded a warranty liability as of December 31, 2022 and 2021.

Loss Contingencies
Loss Contingencies
In the normal course of business, the Company may be involved in claims and legal proceedings. The Company records a liability for such matters when it is probable that a loss has been incurred and the amounts can be reasonably estimated. When only a range of possible loss can be established, the most probable amount in the range is accrued. If no amount within this range is a better estimate than any other amount within the range, the minimum amount in the range is accrued. Legal costs associated with these loss contingencies are expensed as incurred.

Deferred Costs
Deferred Costs
Certain costs, which consist primarily of payroll-related costs, are initially deferred when (i) the costs relate directly to a customer contract, (ii) generate or enhance resources of the Company that will be used in satisfying future performance obligations, and (iii) are expected to be recovered. If these three criteria are not met, the costs are expensed into cost of revenue in the period incurred. Deferred costs are recognized as cost of revenues in the period when the related revenue is recognized, except when such costs incurred are in excess of the amount expected to be recoverable, in which case they are expensed as incurred into cost of revenues. The recoverable amount equals the total of the amount of consideration that the Company expects to receive in the future and that the Company has received but has not recognized as revenue, in exchange for the goods or services to which the asset relates, less the costs that relate directly to providing those goods or services and that have not been recognized as expenses.

Cost of Revenues
Cost of Revenues
Cost of revenue, which includes the cost of finished goods sold and the cost of customization development services, consist mainly of the costs of raw materials, labor costs, and the allocation of overhead costs incurred in producing batteries or performing the customization work. Labor costs consist of personnel-related expenses such as salaries, employee benefits and stock-based compensation expense. Overhead costs consist primarily of utilities, rent, depreciation expense and other facilities-related costs. Costs related to batteries and design services are recognized in the same period as the associated revenue.

Research and Development Costs
Research and Development Costs
Research and development (“R&D”) costs are expensed as incurred. These costs consist mainly of personnel-related costs such as salaries, employee benefits and stock-based compensation expense of R&D personnel, outside contractors, materials, R&D equipment, and allocation of overhead costs, which include utilities, rent, depreciation expense and other facilities-related costs. R&D costs relate to the conceptual formulation and design of preproduction experimental prototypes and models, including the cost of equipment and material for which there is no alternative future use.

Advertising Costs		Advertising Costs Advertising costs, which were not material during the years ended December 31, 2022 and 2021, are expensed as incurred.
Stock-Based Compensation
Stock-Based Compensation
Amprius Holdings, a major shareholder, granted certain of its employees, directors and contract workers stock-based awards under its Equity Incentive Plan (“Amprius Holdings Plan”). When the Company was formed, certain employees and contract workers of Amprius Holdings were transferred, or provided services, to the Company. The stock-based compensation costs associated with the outstanding stock-based awards granted to those employees and contract workers were recorded by the Company with a corresponding increase in additional paid-in
capital.
In 2016, the Company adopted the 2016 Equity Incentive Plan (“2016 Plan”), which was separate from the Amprius Holdings Plan. The Company granted stock-based awards under the 2016 Plan to certain employees, directors and contract workers of Amprius Holdings who provided services to the Company. The stock-based compensation costs associated with those awards were recorded by the Company. In September 2022, the Company adopted the 2022 Equity Incentive Plan (“2022 Plan”) and terminated the 2016 Plan.
The Company measures stock-based compensation for stock options at fair value on the date of grant using the Black-Scholes option-pricing model. The Company measures stock-based compensation for restricted stock units (“RSUs”) based on the closing price of the Company’s stock. The Company recognizes stock-based compensation expense on a straight-line basis over the period from the date of the grant to the date the award is fully vested, which is generally four years. The Company has elected to account for forfeitures as they occur.
The Black-Scholes option-pricing model requires the use of highly subjective assumptions which determine the fair value of stock option awards. These assumptions include:

•
Expected Term — The expected term of stock options represents the period that the Company’s stock-based awards are expected to be outstanding. As the Company does not have sufficient historical experience for determining the expected term, the expected term has been derived based on the simplified method for awards that qualify as plain-vanilla options.

•
Expected Volatility — Since the Company did not have trading history for its common stock, the Company estimated volatility for option grants through December 31, 2022 by evaluating the average historical volatility of a peer group of companies for the period immediately preceding the option grant for a term that is approximately equal to the option’s expected term.

•
Risk-Free Interest Rate — The Company bases the risk-free interest rate on the implied yield available on the U.S. Treasury zero coupon issues with a remaining term equivalent to the expected term of the option.

•	Expected Dividend — The Company has not paid dividends and has no plans to pay dividends on its common stock. Therefore, the Company used an expected dividend yield of zero.
The Black-Scholes option-pricing model also requires input on the fair value of the underlying common stock. There is no public market for Amprius Holdings’ common stock and prior to the Business Combination, there was no public market for Legacy Amprius’ common stock. As such, the fair value of the shares of common stock underlying stock option grants had been determined by the Company’s board of directors at the time of grant by considering a number of objective and subjective factors including important developments in the Company’s operations, valuations performed by an independent third party, the rights, preferences, and privileges of Amprius Holdings’ preferred securities as compared to those of Legacy Amprius’ and Amprius Holdings’ common stock, including liquidation preferences of Amprius Holdings’ preferred stock, the Company’s stage of development and financial position, the market conditions affecting the industry, the stock price performance and volatility of comparable public companies, and the likelihood of achieving a liquidity event, among other factors. The third-party valuations were performed in accordance with the American Institute of Certified Public Accountants’ Accounting and Valuation Guide,
 Valuation of Privately-Held-Company Equity Securities Issued as Compensation
 (the “Practice Aid”). The Practice Aid identifies various available methods for allocating the enterprise value across classes of capital stock in determining the fair value of the Company’s common stock at each valuation date. The valuations for Amprius Holdings’ common stock were prepared using the Option Pricing Method (“OPM”), and the valuations for Legacy Amprius’ common stock were prepared using the probability-weighed expected return method (“PWERM”), both of which used market approaches to estimate the Company’s enterprise value. PWERM is a hybrid method where the equity value in one or more of the scenarios is calculated using an OPM. The PWERM is a scenario-based methodology that estimates the fair value of common stock based upon an analysis of future values for the company, assuming various outcomes. The common stock value is based on the probability-weighted present value of expected future investment returns considering each of the possible outcomes available as well as the rights of each class of stock. The future value of the common stock under each outcome is discounted back to the valuation date at an appropriate risk-adjusted discount rate and probability weighted to arrive at an indication of value for the common stock. A discount for lack of marketability of the common stock is then applied to arrive at an indication of value for the common stock. The OPM treats common stock and preferred stock as call options on the total equity value of a company, with exercise prices based on the value thresholds at which the allocation among the various holders of a company’s securities changes. Under this method, the common stock has value only if the funds available for distribution to stockholders exceeded the value of the preferred stock liquidation preferences at the time of the liquidity event, such as a strategic sale or a merger.
After the Business Combination, the fair value of the shares of common stock underlying stock option grants is determined based on the closing price of the Company’s stock.

Common Stock Warrants
Common Stock Warrants
The Company has freestanding common stock warrants, which are classified as equity in accordance with the applicable guidance in ASC
815-40,
Derivatives and Hedging - Contracts in Entity’s Own Equity
. Accordingly, a freestanding instrument, such as a stock warrant, is classified as equity when (i) the instrument is considered indexed to an entity’s own stock and (ii) when certain criteria for equity classification are met.
When assessing whether the Company’s stock warrants are indexed to its own stock, the Company evaluated the stock warrants’ exercise contingencies and adjustment features. The stock warrants’ exercise contingencies, which are not based on observable market or index, include restriction to exercise a portion of the stock warrants if the holder exceeds specified beneficial ownership limitations and the holder being required to exercise the stock warrants in the event of a reorganization or a warrant redemption. Since the exercise contingencies are not based on observable market or index, the stock warrants were not precluded from being considered indexed to the Company’s own stock. In addition, the stock warrants’ adjustment features, such as a change in exercise price in the event of a stock split or stock dividend and a downward adjustment on the exercise price at the Company’s discretion, did not preclude the stock warrants from being considered indexed to the Company’s own stock.
The Company also evaluated other provisions in the warrant agreement, such as the share-settlement provision and the replacement of the instrument in the event of a reorganization, and determined that those provisions do not preclude the stock warrants from being classified as equity.

Income Taxes
Income Taxes
The Company accounts for income taxes in accordance with ASC 740,
Income Taxes
. Deferred tax balances are recognized for the estimated future tax consequences attributable to temporary differences between the financial statements carrying amounts of existing assets and liabilities and their respective tax basis. Deferred tax assets are also recognized for temporary differences that arise from net operating losses and credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax balances of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.
ASC 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more-likely-than-not to
be sustained upon examination by taxing authorities. The Company recognizes accrued interest and penalties related to unrecognized tax benefits, if any, as income tax expense.
Concurrent with the execution of the Business Combination Agreement, the Company and Amprius Holdings entered into a Tax Sharing Agreement which provides that with respect to any U.S. federal consolidated group of which Amprius Holdings and the Company are members, Amprius Holdings will be responsible for and will indemnify the Company for the tax liability of such group. In addition, Amprius Holdings will be responsible for and will indemnify the Company for state taxes of any consolidated, combined or unitary tax group for state tax purposes that includes Amprius Holdings and the Company. The Tax Sharing Agreement also provides that Amprius Holdings will generally control any tax returns and any tax audits or other proceedings for the taxes addressed by the Tax Sharing Agreement. The Tax Sharing Agreement did not have a material impact and is not expected to have a material impact on the Company’s future results of operations.
Prior to the Business Combination, any income taxes in the Company’s financial statements have been allocated in a manner that is systematic, rational and consistent. The Company’s results of operations had historically been included in Amprius Holdings’ combined U.S. income tax returns. Since the Company and Amprius Holdings were members of a consolidated group for federal and state income tax purposes prior to the Business Combination, the net operating loss carryover of the consolidated group would be available to be utilized by either the Company or other members for periods prior to the Business Combination.
Since the Company did not file separate income tax returns from Amprius Holdings, payments to certain tax authorities may have been made directly by Amprius Holdings, and not by the Company. For tax jurisdictions where the Company was included with Amprius Holdings’ consolidated tax filings, the Company did not recognize a tax payable to or from Amprius Holdings, and the payments of taxes were deemed to be settled immediately with the legal entities paying for the taxes in the respective tax jurisdictions.

Net Loss Per Share
Net Loss Per Share
Basic net loss per share of common stock is calculated by dividing the net loss attributable to common stockholders by the weighted-average number of shares of common stock outstanding during the period, without consideration of potentially dilutive securities. Diluted net loss per share of common stock is calculated by dividing the net loss attributable to common stockholders by the sum of the weighted-average number of shares of common stock outstanding and potentially dilutive securities during the period. Potentially dilutive securities include shares issuable upon the exercise of stock options, vesting of RSUs and exercise of common stock warrants; however, these have been excluded from the diluted net loss per share calculation because their effect were anti-dilutive given the net loss of the Company. Therefore, the basic and diluted net loss per share of common stock for all periods presented were the same.

Accounting Pronouncements Not Yet Adopted
Accounting
Pro
nouncements Not Yet Adopted
In November 2019, the FASB issued ASU
2019-10,
Financial Instruments – Credit Losses
(Topic 326),
Effective Dates
(“ASU
2019-10”),
which amends the transition and effective date of accounting for credit losses under Topic 326 to years beginning after December 15, 2022, with early adoption permitted. Topic 326 requires that credit losses on financial assets, such as trade and other receivables and available-for-sale
debt securities, be recognized as allowance for credit losses. Credit losses on trade and other receivables will reflect the current estimate of the expected credit losses that generally will result in the earlier recognition of allowances for losses. Credit losses on available-for-sale
debt securities with unrealized losses will be recognized as allowances for credit losses limited to the amount by which fair value is below amortized cost. In addition, ASU
2019-10
added a provision to allow an entity to irrevocably elect the fair value option in accordance with Subtopic
825-10
for financial instruments within the scope of Subtopic
326-20,
except for held to maturity debt securities. The Company has trade and other receivables, but has no investment in debt securities. The Company is currently evaluating the impact of Topic 326 on its financial statements.